Contents of Significant Accounts - Summary of Information about Provisions of Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 TWD ($)
Onerous Contracts [member]
Disclosure of other provisions [line items]
Balance as of January 1, 2024	$ 57,800
Arising during the period	254,809
Unused provision reversed	(33,567)
Discount rate adjustment and unwinding of discount from the passage of time	0
Exchange effect	2,202
Balance as of December 31, 2024	281,244
Decommissioning Liabilities [member]
Disclosure of other provisions [line items]
Balance as of January 1, 2024	602,433
Arising during the period	32,999
Unused provision reversed	0
Discount rate adjustment and unwinding of discount from the passage of time	17,776
Exchange effect	41,960
Balance as of December 31, 2024	$ 695,168